GLB-Q3

Quarterly Report
August 31, 2025
MFS®  Global Opportunistic
Bond Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 97.0%
Aerospace & Defense – 0.5%
Boeing Co., 6.388%, 5/01/2031		$278,000	$301,927
Boeing Co., 5.805%, 5/01/2050		1,344,000	1,292,440
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		639,000	662,793
Thales S.A., 4.25%, 10/18/2031	EUR	600,000	750,156
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$2,317,000	2,372,221
			$5,379,537
Asset-Backed & Securitized – 6.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)		$11,617,827	$438,224
ACREC 2021-FL1 Ltd., “C”, FLR, 6.624% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		2,557,500	2,558,374
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		2,933,766	2,951,241
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		2,545,560	2,540,520
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		1,213,394	1,222,215
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.078% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)		1,205,000	1,204,508
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.328% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)		1,049,500	1,045,550
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.342% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,394,185
AREIT 2022-CRE6 Trust, “C”, FLR, 6.491% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	526,831
AREIT 2022-CRE6 Trust, “D”, FLR, 7.192% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	556,685
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.832% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		3,802,743	3,793,909
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.705%, 4/15/2053 (i)		1,381,260	64,681
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)		9,000,720	464,546
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)		14,683,025	965,186
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.853%, 7/15/2053 (i)		10,505,533	560,877
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.25%, 3/15/2054 (i)		6,349,789	259,343
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)		19,200,085	657,442
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)		19,677,307	1,005,778
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.351%, 8/15/2054 (i)		20,421,527	1,059,348
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.204% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	944,409
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.754% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	756,675
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.527% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		632,000	631,747
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.778% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		572,500	568,704
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		1,333,028	1,375,730
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		79,065	81,404
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		818,492	822,985
BX Trust, 2024-PURE, “A”, FLR, 4.663% (CORRA + 1.9%), 11/15/2041 (n)	CAD	1,959,731	1,441,534
Cathedral Lake VI Ltd., FLR, 6.111% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		$1,783,838	1,783,809
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		380,466	329,424
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		411,016	413,549
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		888,503	894,325
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)		7,737,373	233,488
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.066%, 6/15/2063 (i)		11,244,629	439,974
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.134%, 6/15/2064 (i)		9,358,982	404,443
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		2,344,000	2,170,345
Commercial Mortgage Pass-Through Certificates, 2024-YR9, “AS”, 6.182%, 8/15/2057		1,128,169	1,180,214
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		1,580,784	1,594,718
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)		194,910	196,457
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,521
Empire District Bondco LLC, 4.943%, 1/01/2033		1,287,146	1,303,713
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		482,764	485,306
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		432,000	433,523
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		606,933	619,034
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		151,515	154,773
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	153,179
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.598% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		680,411	679,587
GLS Auto Receivables Trust, 2024-3A, “A”, 5.59%, 10/15/2029 (n)		693,684	700,732
KREF 2021-FL2 Ltd., “B”, FLR, 6.128% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2039 (n)		2,155,000	2,140,105

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.478% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		$1,395,500	$1,391,957
MF1 2021-FL5 Ltd., “C”, FLR, 6.177% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	645,011
MF1 2021-FL6 Ltd., “B”, FLR, 6.124% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,790,375
MF1 2022-FL8 Ltd., “C”, FLR, 6.553% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,124,251
MF1 2024-FL14 LLC, “B”, FLR, 7.042% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	850,297
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.398%, 5/15/2054 (i)		5,595,824	258,289
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.288%, 6/15/2054 (i)		16,097,211	647,407
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		775,465	780,960
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,838,284	1,849,153
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		378,263	382,529
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		1,294,583	1,311,535
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		1,212,000	1,211,393
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.274% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,212,857
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.574% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		238,000	236,111
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		3,150,000	3,132,886
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.877% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		800,000	798,002
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		931,439	937,077
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		1,097,219	1,098,471
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.622%, 4/15/2054 (i)		9,143,842	548,043
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)		15,275,422	973,882
			$70,484,336
Automotive – 0.7%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		$1,378,000	$1,195,934
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		949,000	959,531
Hyundai Capital America, 5.25%, 1/08/2027 (n)		248,000	250,724
Hyundai Capital America, 6.375%, 4/08/2030 (n)		825,000	882,692
Stellantis N.V. , 4.625%, 6/06/2035	EUR	940,000	1,076,034
Volkswagen Bank GmbH, 3.5%, 6/19/2031		900,000	1,052,206
Volkswagen International Finance N.V., 5.994%, 5/15/2174		500,000	604,710
Volkswagen Leasing GmbH, 4%, 4/11/2031		690,000	831,623
			$6,853,454
Broadcasting – 0.5%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	1,338,000	$1,852,374
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		$1,967,000	2,026,917
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		1,076,000	1,021,107
			$4,900,398
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$950,000	$1,032,293
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)		1,369,000	1,400,893
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		2,577,000	2,588,911
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	305,192
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	798,605
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,333,000	1,302,854
LPL Holdings, Inc., 5.65%, 3/15/2035		324,000	327,482
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		755,000	775,264
			$8,531,494
Building – 1.0%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,951,000	$2,013,067
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	780,000	1,029,329
Ferguson Enterprises, Inc., 5%, 10/03/2034		$774,000	766,263
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		1,854,000	1,874,515
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		960,000	970,478
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		581,000	589,700

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		$1,832,000	$1,680,645
Vulcan Materials Co., 3.5%, 6/01/2030		779,000	751,279
Vulcan Materials Co., 5.7%, 12/01/2054		438,000	432,507
			$10,107,783
Business Services – 1.2%
Accenture Capital, Inc., 4.25%, 10/04/2031		$506,000	$504,381
Accenture Capital, Inc., 4.5%, 10/04/2034		338,000	330,128
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	1,614,000	2,001,952
Experian Finance PLC, 3.51%, 12/15/2033		720,000	844,243
Experian Finance PLC, 3.375%, 10/10/2034		1,010,000	1,165,498
Fiserv Funding ULC, 3.5%, 6/15/2032		770,000	894,022
Fiserv, Inc., 4.4%, 7/01/2049		$1,046,000	836,427
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		2,222,000	2,216,735
Mastercard, Inc., 4.55%, 1/15/2035		640,000	631,956
Mastercard, Inc., 3.85%, 3/26/2050		309,000	239,325
Nexi S.p.A., 3.875%, 5/21/2031	EUR	500,000	592,259
Paychex, Inc., 5.1%, 4/15/2030		$312,000	321,126
Paychex, Inc., 5.35%, 4/15/2032		770,000	796,521
Visa, Inc., 3.875%, 5/15/2044	EUR	430,000	500,869
Visa, Inc., 3.65%, 9/15/2047		$630,000	486,568
			$12,362,010
Cable TV – 0.6%
Cable One, Inc., 4%, 11/15/2030 (n)		$685,000	$566,708
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		658,000	691,644
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035 (w)		611,000	612,079
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		834,000	811,207
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	1,578,092	1,865,916
Summer BidCo B.V., 10%, 2/15/2029		310,750	367,427
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,302,000	1,256,860
			$6,171,841
Chemicals – 0.4%
Arkema S.A., 3.5%, 9/12/2034	EUR	700,000	$808,036
Chemours Co., 4.625%, 11/15/2029 (n)		$1,831,000	1,634,984
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,590,000	1,811,623
			$4,254,643
Computer Software – 0.4%
Fair Isaac Corp., 6%, 5/15/2033 (n)		$2,440,000	$2,472,740
Microsoft Corp., 2.525%, 6/01/2050		515,000	314,832
Microsoft Corp., 2.675%, 6/01/2060		607,000	351,644
Oracle Corp., 4%, 7/15/2046		821,000	625,989
Sage Group PLC, 2.875%, 2/08/2034	GBP	614,000	685,663
			$4,450,868
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$626,000	$628,428
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033		$300,000	$308,630
Regal Rexnord Corp., 6.05%, 4/15/2028		989,000	1,023,906
Regal Rexnord Corp., 6.4%, 4/15/2033		518,000	551,092
Siemens Financieringsmaatschappij N.V., 4%, 5/27/2045	EUR	300,000	348,121
Veralto Corp., 4.15%, 9/19/2031		649,000	791,275
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$465,000	482,596
			$3,505,620

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.1%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,425,000	$1,453,500
Consumer Products – 0.7%
Acushnet Co., 7.375%, 10/15/2028 (n)		$2,069,000	$2,162,573
Kenvue, Inc., 5.05%, 3/22/2053		696,000	635,816
L'Oréal S.A., 5%, 5/20/2035 (n)		563,000	573,780
Newell Brands, Inc., 6.375%, 5/15/2030		1,952,000	1,925,119
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	1,489,000	1,801,564
Opal Bidco S.A.S., 5.5%, 3/31/2032		100,000	120,991
			$7,219,843
Consumer Services – 0.8%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	478,000	$588,334
Amber Finco PLC, 6.625%, 7/15/2029		1,250,000	1,538,531
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		$862,000	915,669
Booking Holdings, Inc., 3.25%, 11/21/2032	EUR	810,000	940,823
Booking Holdings, Inc., 4.125%, 5/09/2038		470,000	552,715
Eurofins Scientific SE, 3.875%, 2/05/2033		230,000	269,049
Pluxee N.V., 3.75%, 9/04/2032		700,000	821,742
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$942,000	872,781
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	1,215,000	1,428,135
			$7,927,779
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$597,000	$527,116
Arrow Electronics, Inc., 5.875%, 4/10/2034		499,000	517,476
			$1,044,592
Electronics – 0.3%
Broadcom, Inc., 4.55%, 2/15/2032		$1,049,000	$1,044,092
Broadcom, Inc., 5.2%, 7/15/2035		518,000	522,714
Intel Corp., 5.7%, 2/10/2053		560,000	514,970
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		415,000	397,223
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		191,000	191,241
			$2,670,240
Emerging Market Quasi-Sovereign – 2.2%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,958,000	$2,066,565
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,494,000	1,558,350
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	760,000	906,757
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$494,618	499,613
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		615,000	626,900
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		656,000	669,144
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		2,465,000	2,261,319
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,076,671
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,698,656
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		1,460,000	1,532,384
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		1,418,000	1,468,033
OCP S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	619,760
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,096,512
Petroleos Mexicanos, 10%, 2/07/2033		748,000	837,560
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,186,400
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,740,000	1,796,903
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,481,000	1,579,716
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		992,000	1,060,976
			$22,542,219

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 17.4%
Czech Republic, 5%, 9/30/2030	CZK	152,000,000	$7,651,821
Dominican Republic, 7.05%, 2/03/2031 (n)		$386,000	411,630
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,225,770
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		769,000	779,843
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,168,000	1,152,838
Federative Republic of Brazil, 10%, 1/01/2035	BRL	63,900,000	9,532,226
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	9,875,000	11,638,195
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		15,569,000	18,538,768
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		3,979,000	4,480,794
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	230,028,000	5,838,869
Oriental Republic of Uruguay, 9.75%, 7/20/2033		93,420,000	2,578,625
People's Republic of China, 3.13%, 11/21/2029	CNY	65,610,000	9,832,953
People's Republic of China, 1.43%, 1/25/2030		103,790,000	14,437,048
People's Republic of China, 2.88%, 2/25/2033		113,930,000	17,264,902
People's Republic of China, 2.27%, 5/25/2034		30,500,000	4,430,176
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	628,000	739,135
Republic of Bulgaria, 5%, 3/05/2037		$1,192,000	1,173,676
Republic of Costa Rica, 7.3%, 11/13/2054		1,415,000	1,492,118
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	1,521,000	1,578,440
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$1,545,000	1,597,530
Republic of Hungary, 6%, 9/26/2035 (n)		1,827,000	1,873,674
Republic of Indonesia, 6.5%, 7/15/2030	IDR	49,000,000,000	3,077,075
Republic of Indonesia, 5.875%, 3/15/2031		74,000,000,000	4,528,036
Republic of Indonesia, 6.5%, 4/15/2036		57,015,000,000	3,490,785
Republic of Korea, 1.875%, 6/10/2029	KRW	13,614,110,000	9,558,002
Republic of Korea, 1.375%, 6/10/2030		9,002,080,000	6,112,556
Republic of Korea, 1.5%, 12/10/2030		16,300,000,000	11,056,466
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	752,478
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,816,540
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,578,764
Republic of Peru, 6.85%, 8/12/2035	PEN	25,879,000	7,612,107
Republic of Romania, 6.375%, 1/30/2034		$2,014,000	2,020,818
Republic of Serbia, 1.65%, 3/03/2033	EUR	1,077,000	1,040,049
Republic of Serbia, 6%, 6/12/2034 (n)		$665,000	681,472
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	696,000	628,555
Republic of Serbia, 2.05%, 9/23/2036		100,000	90,310
Republic of South Africa, 7.1%, 11/19/2036 (n)		$1,437,000	1,446,496
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,806,560
United Mexican States, 7.5%, 5/26/2033	MXN	76,600,000	3,820,417
			$180,366,517
Energy - Independent – 0.8%
CNX Resources Corp., 7.25%, 3/01/2032 (n)		$1,654,000	$1,716,266
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,894,000	1,867,191
Occidental Petroleum Corp., 6.45%, 9/15/2036		777,000	803,760
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		2,057,000	2,132,718
Pioneer Natural Resources Co., 2.15%, 1/15/2031		596,000	534,762
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		1,204,000	1,099,108
			$8,153,805
Energy - Integrated – 0.7%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	760,000	$562,683
BP Capital Markets PLC, 6%, 2/19/2173	GBP	880,000	1,206,070
Eni S.p.A., 3.875%, 1/15/2034	EUR	1,160,000	1,377,445
Exxon Mobil Corp., 1.408%, 6/26/2039		1,010,000	850,590
Orlen S.A., 6%, 1/30/2035		$1,790,000	1,852,131
TotalEnergies Capital International S.A., 3.647%, 7/01/2035	EUR	1,400,000	1,630,411
			$7,479,330

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.8%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	1,619,000	$2,311,177
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$595,000	604,507
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		494,000	506,829
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		2,494,000	2,534,530
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		2,236,000	2,234,494
			$8,191,537
Financial Institutions – 1.5%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$1,002,000	$1,000,295
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		2,123,000	2,228,685
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		2,104,000	2,131,218
Fastighets AB Balder, 4%, 2/19/2032	EUR	410,000	481,796
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$366,000	370,116
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		390,000	417,128
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		546,000	561,154
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		2,201,000	2,248,881
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		1,323,000	1,339,941
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	1,100,000	1,256,446
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		700,000	818,520
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		$2,147,000	2,233,760
			$15,087,940
Food & Beverages – 1.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,045,000	$982,593
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	230,000	261,445
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$697,000	684,938
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,762,321
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	938,026
Flowers Foods, Inc., 5.75%, 3/15/2035		745,000	758,805
Flowers Foods, Inc., 6.2%, 3/15/2055		255,000	246,563
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		426,000	435,209
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		1,064,000	1,067,510
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		542,000	499,544
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		766,000	781,695
Kraft Heinz Foods Co., 4.375%, 6/01/2046		1,184,000	942,842
Mars, Inc., 4.8%, 3/01/2030 (n)		380,000	387,261
Mars, Inc., 5.2%, 3/01/2035 (n)		998,000	1,007,252
Mars, Inc., 5.7%, 5/01/2055 (n)		915,000	892,262
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	590,000	656,234
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)		$2,136,000	2,065,089
			$14,369,589
Forest & Paper Products – 0.3%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$1,097,000	$1,073,092
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	800,000	939,254
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$740,000	743,329
			$2,755,675
Gaming & Lodging – 0.6%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	1,325,000	$1,852,273
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		$1,677,000	1,707,538
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	660,000	898,035
Las Vegas Sands Corp., 3.9%, 8/08/2029		$1,355,000	1,306,910
Marriott International, Inc., 2.85%, 4/15/2031		843,000	773,256
			$6,538,012

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.4%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$826,000	$850,056
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)	EUR	431,000	544,873
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		870,000	1,099,860
Prysmian S.p.A., 3.625%, 11/28/2028		700,000	835,357
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,091,182
			$4,421,328
Insurance – 0.9%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,200,000	$1,119,753
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	1,090,000	1,296,856
Corebridge Financial, Inc., 4.35%, 4/05/2042		$978,000	822,889
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		978,000	980,827
Generali, 4.135%, 6/18/2036	EUR	710,000	833,420
Legal & General Group PLC, 4.375% to 9/04/2035, FLR (EURIBOR - 3mo. + 2.8%) to 9/04/2055 (w)		550,000	639,719
MetLife, Inc., 5.3%, 12/15/2034		$864,000	889,271
Nippon Life Insurance Co., 4.114%, 1/23/2055	EUR	350,000	410,640
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$1,320,000	1,376,724
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		948,000	1,027,617
			$9,397,716
Insurance - Health – 0.3%
Elevance Health, Inc., 5.375%, 6/15/2034		$495,000	$505,998
Humana, Inc., 5.375%, 4/15/2031		404,000	416,984
Humana, Inc., 5.55%, 5/01/2035		1,076,000	1,087,976
UnitedHealth Group, Inc., 5.15%, 7/15/2034		1,018,000	1,034,303
			$3,045,261
Insurance - Property & Casualty – 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		$2,318,000	$2,369,520
American International Group, Inc., 5.125%, 3/27/2033		752,000	767,547
Arthur J. Gallagher & Co., 5%, 2/15/2032		166,000	168,979
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		347,000	380,709
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		616,000	595,245
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,326,000	2,414,023
Brown & Brown, Inc., 5.25%, 6/23/2032		164,000	167,636
Brown & Brown, Inc., 6.25%, 6/23/2055		213,000	217,767
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,434,000	1,063,312
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$904,000	923,242
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		872,000	888,352
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,933,000	2,021,868
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		623,000	637,504
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		667,000	633,018
			$13,248,722
International Market Quasi-Sovereign – 1.3%
Belfius Bank S.A., 3.375%, 5/28/2030	EUR	1,300,000	$1,530,973
Belfius Bank S.A. (Kingdom of Belgium), 3.375%, 2/20/2031		1,200,000	1,409,151
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		650,000	799,492
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		630,000	737,268
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		690,000	756,037
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		885,000	1,054,740
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		950,000	1,100,878
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$724,000	758,621
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	640,000	758,314
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034		1,140,000	1,366,887
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	780,428
RTE Reseau de Transport d'Electricite (Republic France), 3.5%, 10/02/2036	EUR	900,000	1,030,566
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,830,000	1,864,266
			$13,947,621

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – 18.8%
Commonwealth of Australia, 1%, 11/21/2031	AUD	36,668,000	$20,301,057
Commonwealth of Australia, 1.75%, 11/21/2032		22,409,000	12,635,268
Commonwealth of Australia, 3.5%, 12/21/2034		16,732,000	10,348,212
Commonwealth of Australia, 2.75%, 5/21/2041		8,173,000	4,218,347
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	1,750,000	1,742,718
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	458,876
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,947,285
Government of Canada, 1.5%, 6/01/2031	CAD	8,376,000	5,610,490
Government of Canada, 3.25%, 12/01/2034		3,899,000	2,816,388
Government of Japan, 1%, 3/20/2030	JPY	1,076,000,000	7,280,820
Government of Japan, 1.4%, 3/20/2035		2,359,000,000	15,794,087
Government of Japan, 0.3%, 12/20/2039		2,456,300,000	12,968,555
Government of Japan, 0.4%, 3/20/2050		2,150,000,000	8,214,052
Government of Japan, 2.4%, 3/20/2055		609,000,000	3,573,397
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	4,823,000	5,590,963
Kingdom of Spain, 3.9%, 7/30/2039 (n)		10,288,000	12,317,091
Kingdom of Norway, 3.75%, 6/12/2035 (n)	NOK	80,733,000	7,896,751
Republic of France, 2.7%, 2/25/2031 (n)	EUR	8,800,000	10,231,743
Republic of Iceland, 5%, 11/15/2028	ISK	460,500,000	3,501,102
Republic of Italy, 3.85%, 2/01/2035	EUR	4,742,000	5,711,932
Republic of Italy, 1.45%, 3/01/2036		11,117,000	10,574,855
Republic of Italy, 4.15%, 10/01/2039 (n)		3,041,000	3,637,813
Republic of Italy, 4.3%, 10/01/2054 (n)		4,289,000	4,830,250
United Kingdom Treasury, 4%, 10/22/2031	GBP	5,868,881	7,815,891
United Kingdom Treasury, 1.25%, 10/22/2041		1,346,000	1,037,412
United Kingdom Treasury, 1.5%, 7/22/2047		7,255,000	4,851,138
United Kingdom Treasury, 3.75%, 7/22/2052		8,112,000	8,198,363
			$194,104,856
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	324,000	$362,302
Local Authorities – 0.1%
Alliander N.V., 3.5%, 5/06/2037	EUR	620,000	$718,532
Province of British Columbia, 2.95%, 6/18/2050	CAD	1,117,000	605,051
			$1,323,583
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 5.5%, 1/12/2029		$843,000	$873,965
CNH Industrial N.V., 3.875%, 9/03/2035 (w)	EUR	1,330,000	1,537,121
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$2,117,000	2,221,567
			$4,632,653
Major Banks – 4.3%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$268,000	$274,798
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		874,000	792,881
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		896,000	901,871
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		1,347,000	1,383,620
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		994,000	1,018,183
Citigroup, Inc., 4.296%, 7/23/2036	EUR	950,000	1,116,743
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173		$2,236,000	2,275,150
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,696,000	1,534,445
Credit Agricole S.A., 3.75%, 5/27/2035	EUR	1,000,000	1,157,810
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$771,000	748,918
Danske Bank A.S., 3.5%, 5/26/2033	EUR	1,510,000	1,773,685
Danske Bank A.S., 3.5% to 11/19/2030, FLR (EUR ICE Swap Rate - 5yr. + 1.18%) to 11/19/2035		930,000	1,083,271
Danske Bank A.S., 3.75% to 11/19/2031, FLR (EUR Swap Rate - 5yr. + 1.55%) to 11/19/2036		180,000	210,812
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$926,000	946,920
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		545,000	549,481

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Erste Group Bank AG, 6.375% to 10/15/2032, FLR (EUR ICE Swap Rate - 5yr. + 4.008%) to 11/20/2173	EUR	600,000	$721,647
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$769,000	777,452
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		1,121,000	1,113,961
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		718,000	735,511
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		739,000	771,516
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,102,479
JPMorgan Chase & Co., 3.588%, 1/23/2036	EUR	810,000	941,177
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$1,319,000	1,361,947
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		352,000	243,537
mBank S.A., 4.034%, 9/27/2030	EUR	700,000	830,517
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$1,682,000	1,627,442
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		1,324,000	1,366,942
Nationwide Building Society, 4%, 7/30/2035	EUR	670,000	795,171
Nationwide Building Society, 7.875%, 12/10/2173	GBP	660,000	915,660
NatWest Group PLC, 3.632% to 9/03/2033, FLR (EURIBOR - 3mo. + 1.161%) to 9/03/2034 (w)	EUR	1,680,000	1,959,886
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$718,000	794,995
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		774,000	806,934
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		791,000	816,541
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		1,447,000	1,275,339
UBS Group AG, 5.58%, 5/09/2036 (n)		270,000	277,655
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		1,182,000	1,059,776
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)		537,000	541,309
Unicaja Banco S.A., 3.5%, 6/30/2031	EUR	1,100,000	1,295,808
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,000,000	998,775
UniCredit S.p.A., 3.725%, 6/10/2035	EUR	1,300,000	1,522,969
UniCredit S.p.A., 4.175%, 6/24/2037		1,270,000	1,491,579
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$657,000	649,995
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		365,000	377,043
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		1,161,000	1,070,520
			$44,012,671
Medical & Health Technology & Services – 1.2%
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		$1,991,000	$1,784,583
Concentra, Inc., 6.875%, 7/15/2032 (n)		2,123,000	2,200,816
Encompass Health Corp., 4.75%, 2/01/2030		2,026,000	1,997,313
HCA, Inc., 5.45%, 9/15/2034		125,000	126,602
HCA, Inc., 5.125%, 6/15/2039		673,000	634,853
ICON Investments Six DAC, 5.809%, 5/08/2027		1,013,000	1,034,042
ICON Investments Six DAC, 5.849%, 5/08/2029		323,000	337,794
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		2,142,000	2,319,296
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,172,000	698,527
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	657,398
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	674,654
			$12,465,878
Metals & Mining – 1.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$1,284,000	$1,202,446
BHP Billiton Finance Ltd., 3.643%, 9/04/2035 (w)	EUR	1,360,000	1,587,667
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		$2,532,000	2,585,833
Glencore Capital Finance DAC, 3.75%, 2/04/2032	EUR	960,000	1,133,956
Novelis, Inc., 6.875%, 1/30/2030 (n)		$2,193,000	2,275,485
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		1,236,000	1,266,986
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,616,591	1,608,843
			$11,661,216

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 1.4%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		$968,000	$976,896
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		785,000	812,095
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		1,026,000	979,585
Energy Transfer LP, 5.95%, 5/15/2054		738,000	690,998
Pembina Pipeline Corp., 5.22%, 6/28/2033	CAD	706,000	539,785
Pembina Pipeline Corp., 4.81%, 3/25/2044		1,307,000	878,198
Plains All American Pipeline LP, 5.7%, 9/15/2034		$734,000	748,743
Sunoco LP, 7.25%, 5/01/2032 (n)		2,323,000	2,457,453
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		2,472,000	2,547,010
Targa Resources Corp., 4.2%, 2/01/2033		241,000	227,156
Targa Resources Corp., 4.95%, 4/15/2052		695,000	574,924
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,338,000	1,386,440
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,636,000	1,716,455
			$14,535,738
Mortgage-Backed – 7.7%
Fannie Mae, 5%, 8/01/2040		$239,321	$242,226
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		149,220	144,706
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		1,050,932	1,048,740
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		529,431	492,491
Fannie Mae, 4%, 9/25/2050 (i)		1,443,151	282,242
Fannie Mae, 5.148%, 10/25/2052		2,374,808	2,338,263
Fannie Mae, 5.748%, 12/25/2054		1,367,799	1,378,319
Fannie Mae, 5.798%, 1/25/2055		2,095,745	2,117,764
Fannie Mae, 5.698%, 7/25/2055		1,651,388	1,662,001
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 2/01/2054		2,849,969	2,877,173
Fannie Mae, UMBS, 2%, 4/01/2042 - 3/01/2052		4,176,561	3,418,374
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052		155,863	144,030
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 6/01/2052		5,438,899	4,539,105
Fannie Mae, UMBS, 3%, 10/01/2051 - 7/01/2052		3,191,537	2,775,311
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053		3,868,334	3,616,378
Fannie Mae, UMBS, 6%, 8/01/2053		347,518	355,631
Fannie Mae, UMBS, 4.5%, 2/01/2055		783,723	754,184
Freddie Mac, 0.317%, 9/25/2026 (i)		62,189,000	143,022
Freddie Mac, 1.486%, 3/25/2027 (i)		1,517,000	28,674
Freddie Mac, 0.429%, 2/25/2028 (i)		46,151,000	337,064
Freddie Mac, 0.25%, 4/25/2028 (i)		46,683,000	173,325
Freddie Mac, 0.252%, 5/25/2028 (i)		47,225,000	188,508
Freddie Mac, 0.734%, 1/25/2030 (i)		4,842,258	111,592
Freddie Mac, 1.913%, 4/25/2030 (i)		2,395,024	173,786
Freddie Mac, 1.954%, 4/25/2030 (i)		2,589,254	193,498
Freddie Mac, 1.769%, 5/25/2030 (i)		3,408,930	237,894
Freddie Mac, 1.906%, 5/25/2030 (i)		7,523,890	559,798
Freddie Mac, 1.435%, 6/25/2030 (i)		3,170,959	179,431
Freddie Mac, 1.701%, 8/25/2030 (i)		2,931,170	203,276
Freddie Mac, 1.262%, 9/25/2030 (i)		1,901,519	98,449
Freddie Mac, 1.17%, 11/25/2030 (i)		3,948,102	195,833
Freddie Mac, 0.413%, 1/25/2031 (i)		15,609,740	210,966
Freddie Mac, 0.606%, 3/25/2031 (i)		20,306,145	464,515
Freddie Mac, 1.039%, 7/25/2031 (i)		5,068,698	248,983
Freddie Mac, 0.632%, 9/25/2031 (i)		21,590,988	617,567
Freddie Mac, 0.664%, 12/25/2031 (i)		5,486,706	162,835
Freddie Mac, 0.301%, 11/25/2032 (i)		33,028,344	425,141
Freddie Mac, 1.092%, 9/25/2034 (i)		5,029,953	349,004
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		470,398	470,551
Freddie Mac, 5%, 7/01/2041		223,779	228,358
Freddie Mac, 4%, 4/01/2044		23,948	22,885
Freddie Mac, 5.648%, 8/25/2054		2,793,817	2,803,302
Freddie Mac, 5.748%, 2/25/2055 - 6/25/2055		2,966,867	2,991,089

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 7.898%, 8/25/2055		$692,424	$694,702
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 11/01/2054		1,140,376	1,186,170
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 12/01/2054		1,045,878	1,026,124
Freddie Mac, UMBS, 3%, 6/01/2050 - 2/01/2053		5,848,100	5,078,974
Freddie Mac, UMBS, 2%, 9/01/2051 - 3/01/2052		6,068,756	4,836,820
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 7/01/2053		3,124,704	2,602,505
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2054		2,845,669	2,815,187
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053		551,803	515,195
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053		1,349,682	1,365,078
Freddie Mac, UMBS, 6%, 12/01/2052 - 8/01/2054		1,356,894	1,391,540
Ginnie Mae, 4.754%, 10/20/2045		901,390	875,953
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		4,468,774	3,811,975
Ginnie Mae, 2%, 1/20/2052 - 2/20/2052		2,043,971	1,674,992
Ginnie Mae, 3%, 2/20/2052 - 10/20/2052		2,336,894	2,070,814
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		896,846	843,286
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053		1,512,479	1,502,720
Ginnie Mae, 5.5%, 2/20/2053 - 12/20/2054		1,266,096	1,281,440
Ginnie Mae, 5.395%, 10/20/2054		1,062,882	1,062,491
Ginnie Mae, 5.057%, 6/20/2055		1,435,172	1,455,799
Ginnie Mae, 5.132%, 6/20/2055		1,396,808	1,381,610
Ginnie Mae, TBA, 3.5%, 9/22/2055 - 10/15/2055		2,000,000	1,818,585
			$79,298,244
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$525,000	$502,615
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		825,000	770,432
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,075,000	2,020,407
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,690,000	1,728,197
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	868,702
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		780,000	812,258
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	727,405
			$7,430,016
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$1,162,000	$1,218,331
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	1,000,000	1,170,456
			$2,388,787
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$768,000	$769,687
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,050,000	1,041,808
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$290,000	282,308
			$2,093,803
Network & Telecom – 0.4%
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	1,293,000	$1,599,330
Iliad Holding S.A.S., 6.875%, 4/15/2031		300,000	371,074
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$1,128,000	1,149,276
NTT Finance Corp., 3.678%, 7/16/2033	EUR	350,000	414,532
NTT Finance Corp., 4.091%, 7/16/2037		262,000	312,307
			$3,846,519
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$637,000	$650,522

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.9%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	$2,011,369
AIB Group PLC, 3.75%, 3/20/2033	EUR	1,570,000	1,862,405
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$700,000	727,719
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		597,000	633,843
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,308,620
BPCE S.A., 3.875%, 2/26/2036	EUR	900,000	1,038,075
CaixaBank S.A., 3.75%, 1/27/2036		600,000	697,973
CaixaBank S.A. , 3.375%, 6/26/2035		1,300,000	1,503,863
Commerzbank AG, 3.625%, 1/14/2032		300,000	355,163
Commerzbank AG, 3.75%, 6/06/2034		600,000	701,776
Commerzbank AG, 3.875%, 10/15/2035		400,000	468,162
Commerzbank AG, 4.125%, 6/30/2037		1,000,000	1,169,368
Deutsche Bank AG, 3%, 6/16/2029		400,000	468,841
Deutsche Bank AG, 3.375%, 2/13/2031		600,000	704,678
Islandsbanki hf. (Republic of Iceland), 3.875%, 9/20/2030		410,000	491,428
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$369,000	370,503
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		1,189,000	1,262,332
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)		855,000	860,810
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	750,000	887,306
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.625%, 6/30/2031		710,000	834,287
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		$801,000	834,390
			$19,192,911
Pharmaceuticals – 0.7%
AbbVie, Inc., 5.35%, 3/15/2044		$488,000	$477,254
AbbVie, Inc., 5.4%, 3/15/2054		611,000	586,369
Biogen, Inc., 5.05%, 1/15/2031		690,000	708,126
Eli Lilly & Co., 5.5%, 2/12/2055		507,000	499,948
Johnson & Johnson, 3.55%, 6/01/2044	EUR	850,000	948,563
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$493,000	523,284
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		733,000	782,466
Rossini S.à r.l., 6.75%, 12/31/2029	EUR	1,619,000	1,997,609
Sandoz Finance B.V., 4%, 3/26/2035		440,000	522,151
			$7,045,770
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$926,000	$968,964
Printing & Publishing – 0.2%
Informa PLC, 3.375%, 6/09/2031	EUR	490,000	$570,806
News Corp., 3.875%, 5/15/2029 (n)		$1,156,000	1,116,289
			$1,687,095
Railroad & Shipping – 0.2%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$1,095,000	$1,063,706
Union Pacific Corp., 3.25%, 2/05/2050		1,326,000	902,408
			$1,966,114
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$814,000	$810,184
Boston Properties LP, REIT, 2.75%, 10/01/2026		380,000	373,385
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	829,117
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		235,000	211,822
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		457,000	472,521
			$2,697,029

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.3%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$880,000	$800,726
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,893,000	1,948,357
			$2,749,083
Real Estate - Retail – 0.3%
Hammerson PLC, 5.875%, 10/08/2036	GBP	785,000	$1,023,372
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	1,236,365
STORE Capital Corp., REIT, 2.7%, 12/01/2031		62,000	53,965
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		1,043,000	1,019,924
			$3,333,626
Retailers – 0.1%
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	300,000	$346,176
Home Depot, Inc., 3.625%, 4/15/2052		$1,158,000	839,043
			$1,185,219
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 5%, 9/26/2048		$519,000	$446,298
Linde PLC, 3.4%, 2/14/2036	EUR	400,000	461,331
Linde PLC, 3.25%, 2/18/2037		900,000	1,017,144
			$1,924,773
Specialty Stores – 0.3%
Carvana Co., 9%, 6/01/2031 (n)(p)		$2,163,049	$2,454,170
DICK'S Sporting Goods, 4.1%, 1/15/2052		790,000	560,397
Richemont International Holding S.A., 1.625%, 5/26/2040	EUR	530,000	462,252
			$3,476,819
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,011,000	$2,117,018
Kroger Co., 5.5%, 9/15/2054		698,000	653,570
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	460,000	537,265
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	780,000	1,017,307
			$4,325,160
Supranational – 1.4%
European Union, 3%, 3/04/2053	EUR	7,480,000	$7,238,057
International Bank for Reconstruction and Development, 4.125%, 10/22/2030	GBP	5,200,000	6,996,735
			$14,234,792
Telecommunications - Wireless – 0.7%
American Tower Corp., 3.625%, 5/30/2032	EUR	670,000	$795,715
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		600,000	701,752
T-Mobile USA, Inc., 3.875%, 4/15/2030		$657,000	643,526
T-Mobile USA, Inc., 5.05%, 7/15/2033		796,000	804,165
T-Mobile USA, Inc., 5.75%, 1/15/2034		646,000	678,376
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	1,590,000	1,784,351
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030		1,410,000	1,656,576
			$7,064,461
Telephone Services – 0.2%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	450,000	$486,847
Koninklijke KPN N.V., 3.375%, 2/17/2035		700,000	800,425
TELUS Corp., 2.85%, 11/13/2031	CAD	1,970,000	1,348,224
			$2,635,496

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,110,000	$1,340,150
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$360,000	372,912
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		859,000	892,077
JT International Financial Services B.V., 3.87% to 3/04/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.528%) to 3/04/2036, FLR (EUR ICE Swap Rate - 5yr. + 1.778%) to 3/04/2051, FLR (EUR ICE Swap Rate - 5yr. + 2.528%) to 9/04/2055 (w)	EUR	650,000	760,669
			$3,365,808
Transportation - Services – 1.0%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	870,000	$1,020,164
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		410,000	520,290
DSV Finance B.V., 3.375%, 11/06/2034		120,000	138,801
Edge Finco PLC, 8.125%, 8/15/2031	GBP	1,614,000	2,314,971
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$732,000	741,936
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		473,000	500,780
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	620,000	842,729
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	860,000	996,354
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,603,100
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,402,743
			$10,081,868
U.S. Treasury Obligations – 2.9%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$14,747,000	$13,072,985
U.S. Treasury Bonds, 4.75%, 2/15/2045		415,000	408,840
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		8,769,000	8,524,427
U.S. Treasury Notes, 4.625%, 2/15/2035		7,715,000	7,978,998
			$29,985,250
Utilities - Electric Power – 3.4%
Adani Transmission Ltd., 4.25%, 5/21/2036		$903,500	$797,718
AEP Transmission Co. LLC, 5.375%, 6/15/2035		749,000	767,284
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	343,405
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		864,000	767,856
Amprion GmbH, 3.875%, 6/05/2036	EUR	600,000	701,155
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$222,000	210,981
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	153,579
Bruce Power LP, 2.68%, 12/21/2028	CAD	557,000	397,182
Bruce Power LP, 4.7%, 6/21/2031		510,000	385,774
Bruce Power LP, 4.27%, 12/21/2034		1,252,000	900,554
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$2,382,000	2,190,979
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	1,372,000	1,642,269
Duke Energy Florida LLC, 6.2%, 11/15/2053		$1,040,000	1,102,554
E.ON International Finance B.V., 3.5%, 9/03/2035 (w)	EUR	1,590,000	1,840,067
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	550,000	734,296
Enel Finance International N.V., 3.5%, 2/24/2036	EUR	650,000	739,478
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	495,342
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,165,000	1,038,152
Enel Finance International N.V., 5.5%, 6/15/2052 (n)		299,000	277,059
Enel S.p.A., 4.5%, 1/14/2174	EUR	680,000	797,667
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$239,000	251,169
Entergy Corp., 0.9%, 9/15/2025		1,184,000	1,182,436
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	885,000	1,050,328
Eversource Energy, 5.5%, 1/01/2034		$875,000	894,417
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	443,848
Georgia Power Co., 4.95%, 5/17/2033		507,000	513,186
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	261,066
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	840,000	987,229
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$788,000	788,000
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		721,000	728,759

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		$1,118,000	$1,149,319
Pacific Gas & Electric Co., 6.1%, 1/15/2029		245,000	255,654
Pacific Gas & Electric Co., 6.4%, 6/15/2033		220,000	233,686
Pacific Gas & Electric Co., 5.9%, 10/01/2054		276,000	258,080
PG&E Corp., 5.25%, 7/01/2030		2,528,000	2,463,711
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		917,000	868,888
PSEG Power LLC, 5.2%, 5/15/2030 (n)		1,026,000	1,055,659
SSE PLC, 3.5%, 3/18/2032	EUR	650,000	769,447
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$547,600	565,397
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	910,000	1,057,320
Xcel Energy, Inc., 4.6%, 6/01/2032		$515,000	507,099
Xcel Energy, Inc., 5.6%, 4/15/2035		87,000	88,934
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		1,538,000	1,608,337
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		751,000	792,033
			$35,057,353
Utilities - Gas – 0.1%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,413,000	$1,595,463
Utilities - Water – 0.2%
Severn Trent PLC, 3.875%, 8/04/2037	EUR	680,000	$783,287
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035		710,000	830,349
			$1,613,636
Total Bonds			$1,002,485,116
Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.33% (v)		26,295,546	$26,298,176

Other Assets, Less Liabilities – 0.5%			5,099,824
Net Assets – 100.0%			$1,033,883,116

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,298,176 and
$1,002,485,116, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $302,273,903, representing 29.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

HICPXT	Harmonized Index of Consumer Prices Excluding Tobacco
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso

Derivative Contracts at 8/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	8,740,052	USD	5,681,527	HSBC Bank	10/17/2025	$42,714
AUD	3,792,652	USD	2,468,340	State Street Corp.	10/17/2025	15,632
BRL	3,787,539	USD	696,879	Barclays Bank PLC	9/02/2025	1,690
BRL	9,633,020	USD	1,716,286	Citibank N.A.	9/02/2025	60,418
CNH	61,057,000	USD	8,534,401	Merrill Lynch International	10/17/2025	70,361
CZK	1,061,022	USD	50,102	Merrill Lynch International	10/17/2025	711
EUR	3,352,027	USD	3,929,035	Citibank N.A.	10/17/2025	3,662
EUR	3,370,131	USD	3,922,724	HSBC Bank	10/17/2025	31,214
EUR	1,354,109	USD	1,574,543	Merrill Lynch International	10/17/2025	14,137
EUR	1,058,237	USD	1,234,945	State Street Corp.	10/17/2025	6,610
GBP	2,660,333	USD	3,575,723	HSBC Bank	10/17/2025	21,279
GBP	3,745,528	USD	5,054,760	Merrill Lynch International	10/17/2025	9,521
GBP	1,421,685	USD	1,888,636	State Street Corp.	10/17/2025	33,606
GBP	1,622,003	USD	2,185,113	UBS AG	10/17/2025	7,976
JPY	76,507,094	USD	521,884	JPMorgan Chase Bank N.A.	10/17/2025	1,315
JPY	1,797,571,013	USD	12,248,887	State Street Corp.	10/17/2025	43,930
MXN	189,779,752	USD	10,056,427	State Street Corp.	10/17/2025	64,185
NOK	47,758,175	USD	4,720,519	Citibank N.A.	10/17/2025	31,760
NOK	2,612,301	USD	259,512	Deutsche Bank AG	10/17/2025	431
THB	167,935,195	USD	5,179,349	Barclays Bank PLC	10/17/2025	35,063
USD	5,587,420	AUD	8,494,334	State Street Corp.	10/17/2025	24,112
USD	699,906	BRL	3,787,539	Barclays Bank PLC	9/02/2025	1,336
USD	1,780,102	BRL	9,633,020	Citibank N.A.	9/02/2025	3,398
USD	411,714	BRL	2,228,236	JPMorgan Chase Bank N.A.	9/02/2025	740
USD	5,583,181	CAD	7,636,010	HSBC Bank	10/17/2025	11,138

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	8,157,810	CAD	11,145,934	Merrill Lynch International	10/17/2025	$24,554
USD	17,223,995	CAD	23,396,272	State Street Corp.	10/17/2025	151,594
USD	4,185,517	CHF	3,296,428	JPMorgan Chase Bank N.A.	10/17/2025	43,055
USD	3,436,987	CHF	2,706,401	State Street Corp.	10/17/2025	35,984
USD	2,542,189	CLP	2,437,659,171	Citibank N.A.	10/10/2025	20,652
USD	549,774	EUR	465,671	BNP Paribas	10/17/2025	3,435
USD	1,173,479	EUR	993,641	HSBC Bank	10/17/2025	7,711
USD	1,146,899	EUR	973,690	JPMorgan Chase Bank N.A.	10/17/2025	4,536
USD	10,858,545	EUR	9,229,288	State Street Corp.	10/17/2025	30,471
USD	535,957	EUR	455,639	UBS AG	10/17/2025	1,387
USD	7,073,404	GBP	5,195,788	Citibank N.A.	10/17/2025	48,245
USD	6,613,503	GBP	4,878,347	State Street Corp.	10/17/2025	17,552
USD	7,524,678	IDR	122,433,996,000	Citibank N.A.	10/31/2025	108,727
USD	25,216,192	JPY	3,679,018,726	HSBC Bank	10/17/2025	56,961
USD	31,541,625	JPY	4,601,877,414	JPMorgan Chase Bank N.A.	10/17/2025	71,360
USD	13,609,992	JPY	1,981,471,744	State Street Corp.	10/17/2025	59,557
USD	9,634,870	KRW	13,334,563,999	Citibank N.A.	10/21/2025	18,409
USD	21,722,072	KRW	30,058,785,898	JPMorgan Chase Bank N.A.	10/21/2025	44,637
USD	2,072,622	KRW	2,842,409,931	Morgan Stanley Capital Services LLC	10/21/2025	22,768
USD	1,567,932	NZD	2,636,074	HSBC Bank	10/17/2025	10,259
USD	312,386	SGD	397,938	State Street Corp.	10/17/2025	1,124
USD	312,056	THB	10,028,707	Barclays Bank PLC	10/17/2025	664
						$1,320,581
Liability Derivatives
AUD	8,310,591	USD	5,452,727	HSBC Bank	10/17/2025	$(9,761)
BRL	11,192,323	USD	2,068,248	Citibank N.A.	9/02/2025	(3,948)
BRL	2,228,236	USD	411,759	JPMorgan Chase Bank N.A.	9/02/2025	(786)
CAD	3,526,150	USD	2,590,038	Merrill Lynch International	10/17/2025	(16,985)
CAD	3,547,827	USD	2,600,278	UBS AG	10/17/2025	(11,407)
CHF	2,118,823	USD	2,686,358	Barclays Bank PLC	10/17/2025	(23,734)
CNH	19,270,199	USD	2,715,951	Citibank N. A.	10/17/2025	(203)
EUR	877,981	USD	1,030,881	Barclays Bank PLC	10/17/2025	(808)
EUR	664,712	USD	783,320	BNP Paribas	10/17/2025	(3,460)
EUR	436,968	USD	514,771	Goldman Sachs International	10/17/2025	(2,106)
EUR	7,741,222	USD	9,120,576	HSBC Bank	10/17/2025	(38,344)
EUR	3,193,779	USD	3,756,452	State Street Corp.	10/17/2025	(9,415)
GBP	2,115,008	USD	2,871,954	Citibank N.A.	10/17/2025	(12,278)
GBP	4,995,273	USD	6,802,427	JPMorgan Chase Bank N.A.	10/17/2025	(48,382)
GBP	996,208	USD	1,347,136	State Street Corp.	10/17/2025	(176)
IDR	79,996,150,571	USD	4,937,729	Citibank N.A.	10/31/2025	(92,282)
JPY	283,931,705	USD	1,954,096	HSBC Bank	10/17/2025	(12,409)
JPY	249,605,718	USD	1,710,590	JPMorgan Chase Bank N.A.	10/17/2025	(3,644)
JPY	1,199,845,290	USD	8,226,109	State Street Corp.	10/17/2025	(20,881)
NZD	857,227	USD	515,675	Merrill Lynch International	10/17/2025	(9,135)
NZD	7,943,391	USD	4,768,416	State Street Corp.	10/17/2025	(74,617)
SGD	406,258	USD	318,227	Barclays Bank PLC	10/17/2025	(457)
USD	168,568	AUD	257,852	HSBC Bank	10/17/2025	(311)
USD	48,246,100	AUD	74,004,029	State Street Corp.	10/17/2025	(222,349)
USD	682,083	BRL	3,787,539	Barclays Bank PLC	11/28/2025	(1,866)
USD	1,937,930	BRL	11,192,323	Citibank N.A.	9/02/2025	(126,369)
USD	651,111	CAD	893,975	State Street Corp.	10/17/2025	(1,228)
USD	2,562,630	CLP	2,503,760,043	Citibank N.A.	10/10/2025	(27,281)
USD	32,796,405	CNH	234,093,855	Barclays Bank PLC	10/17/2025	(194,437)
USD	13,670,120	CNH	97,566,292	BNP Paribas	10/17/2025	(79,895)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	2,595,526	CNH	18,573,354	Merrill Lynch International	10/17/2025	$(22,016)
USD	13,668,193	CNH	97,566,292	State Street Corp.	10/17/2025	(81,823)
USD	3,664,664	CZK	76,895,939	Citibank N.A.	10/17/2025	(17,896)
USD	43,374,873	EUR	37,018,669	Citibank N.A.	10/17/2025	(56,532)
USD	35,767,935	EUR	30,548,902	Deutsche Bank AG	10/17/2025	(72,948)
USD	135,000,401	EUR	115,253,618	HSBC Bank	10/17/2025	(218,580)
USD	791,524	EUR	678,395	Merrill Lynch International	10/17/2025	(4,390)
USD	1,673,644	EUR	1,431,375	State Street Corp.	10/17/2025	(5,687)
USD	19,310,123	GBP	14,330,971	Goldman Sachs International	10/17/2025	(66,601)
USD	27,300,952	GBP	20,266,312	HSBC Bank	10/17/2025	(100,872)
USD	10,908,128	GBP	8,096,594	State Street Corp.	10/17/2025	(39,174)
USD	2,356,711	JPY	346,313,835	HSBC Bank	10/17/2025	(11,581)
USD	1,127,133	KRW	1,563,540,000	Citibank N.A.	10/21/2025	(442)
USD	3,598,197	MXN	68,226,832	State Street Corp.	10/17/2025	(40,217)
USD	4,937,819	NOK	49,825,283	BNP Paribas	10/17/2025	(20,152)
USD	1,298,855	NOK	13,352,481	Citibank N.A.	10/17/2025	(29,812)
USD	4,776,329	NOK	48,165,766	Goldman Sachs International	10/17/2025	(16,508)
USD	1,653,751	NOK	16,989,717	HSBC Bank	10/17/2025	(36,848)
USD	4,875,162	THB	157,906,487	Barclays Bank PLC	10/17/2025	(27,857)
						$(1,918,890)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	91	$7,985,153	December – 2025	$32,198
Canadian Treasury Bond 5 yr	Long	CAD	334	27,795,435	December – 2025	76,369
Euro-Bund 10 yr	Short	EUR	306	46,377,527	September – 2025	415,889
Euro-Buxl 30 yr	Short	EUR	47	6,266,125	September – 2025	279,796
Euro-Schatz 2 yr	Short	EUR	45	5,636,227	September – 2025	3,838
Long Gilt 10 yr	Long	GBP	73	8,931,319	December – 2025	7,712
U.S. Treasury Note 10 yr	Long	USD	260	29,250,000	December – 2025	114,819
U.S. Treasury Note 2 yr	Long	USD	246	51,300,609	December – 2025	61,063
U.S. Treasury Note 5 yr	Long	USD	346	37,876,187	December – 2025	85,445
U.S. Treasury Ultra Note 10 yr	Long	USD	68	7,779,625	December – 2025	22,405
						$1,099,534
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	105	$14,428,728	September – 2025	$(81,331)
Euro-BTP 10 yr	Long	EUR	95	13,364,645	September – 2025	(46,911)
U.S. Treasury Bond 30 yr	Long	USD	56	6,398,000	December – 2025	(3,274)
						$(131,516)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	206,200,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$60,629	$—	$60,629
Inflation Swaps
6/17/27	USD	50,800,000	centrally cleared	CPI-U / At Maturity	2.745% / At Maturity	$371,759	$—	$371,759
1/10/30	USD	45,300,000	centrally cleared	CPI-U / At Maturity	2.523% / At Maturity	708,189	—	708,189
3/13/30	USD	11,100,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	199,002	—	199,002
						$1,278,950	$—	$1,278,950
						$1,339,579	$—	$1,339,579
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	79,700,000	centrally cleared	1.490% / Quarterly	CFRR / Quarterly	$(51,696)	$149	$(51,547)
Inflation Swaps
6/15/30	EUR	17,300,000	centrally cleared	HICPXT / At Maturity	1.831% / At Maturity	$(19,479)	$—	$(19,479)
						$(71,175)	$149	$(71,026)
At August 31, 2025, the fund had liquid securities with an aggregate value of $7,960,956 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest up to 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents more than 20% of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2025, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Supplemental Information (unaudited) – continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$29,985,250	$—	$29,985,250
Non - U.S. Sovereign Debt	—	425,196,005	—	425,196,005
Municipal Bonds	—	7,430,016	—	7,430,016
U.S. Corporate Bonds	—	223,895,788	—	223,895,788
Residential Mortgage-Backed Securities	—	92,167,799	—	92,167,799
Commercial Mortgage-Backed Securities	—	21,232,730	—	21,232,730
Asset-Backed Securities (including CDOs)	—	36,382,051	—	36,382,051
Foreign Bonds	—	166,195,477	—	166,195,477
Investment Companies	26,298,176	—	—	26,298,176
Total	$26,298,176	$1,002,485,116	$—	$1,028,783,292
Other Financial Instruments
Futures Contracts – Assets	$1,099,534	$—	$—	$1,099,534
Futures Contracts – Liabilities	(131,516)	—	—	(131,516)
Forward Foreign Currency Exchange Contracts – Assets	—	1,320,581	—	1,320,581
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,918,890)	—	(1,918,890)
Swap Agreements – Assets	—	1,339,579	—	1,339,579
Swap Agreements – Liabilities	—	(71,026)	—	(71,026)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$19,499,742	$572,567,350	$565,762,318	$(6,656)	$58	$26,298,176

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$824,180	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2025, are as follows:
United States	35.0%
China	8.3%
Australia	6.2%
Canada	6.0%
United Kingdom	6.0%
Italy	5.4%
Japan	5.0%
Greece	3.4%
Supranational	3.3%
Other Countries	21.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.